Discontinued Operations - Sale of Infusionz to Bloomios	12 Months Ended
Jun. 30, 2024
Discontinued Operations - Sale of Infusionz to Bloomios
Discontinued Operations - Sale of Infusionz to Bloomios

Note 16.  Discontinued Operations – Sale of Infusionz to Bloomios

On October 28, 2022, the Company determined that the best course of action related to Infusionz, LLC and certain manufacturing business was to accept an offer to sell those operations.

The Company received from Bloomios, Inc.(OTCQB:BLMS), the purchaser (i) $5,500,000 paid at closing; (ii) a convertible secured subordinated promissory note in the original principal amount of $5,000,000; (iii) 85,000 shares of Series D convertible preferred stock, with a total stated value of $8,500,000; (iv) a senior secured convertible debenture with a subscription amount of $4,500,000, after original issue discount of $779,117; and (v) a common stock purchase warrant to purchase up to 2,853,910 shares of Bloomios’s common stock.  The Company recorded the consideration received at the estimated value at the time of the transaction and as part of that estimate valued the additional warrants to purchase Bloomios shares of common stock at $8,500,000 and a valuation allowance of $8,500,000.

The assets transferred were recorded at their respective book values, the accrued and incurred expenses estimated by management were recorded and the consideration received was recorded at managements estimated fair value based on the balance sheet on October 26, 2022, the effective closing date.

Tangible assets, inventory / working capital*	$(1,344,000)
Tangible assets, warehouse and manufacturing equipment, net of accumulated depreciation*	(679,327)
Goodwill	(2,413,814)
Intangible assets, net of accumulated amortization	(946,996)
Accrued and incurred expenses related to the transaction and additional working capital*	(2,051,500)
Consideration received, including cash, debt and equity, net	15,000,000
Total gain recognized	$7,564,363

*During the continuing transition period, all of the inventory or working capital was not moved from the Henderson, Nevada location to the buyers location in Daytona, Florida.

At closing, the Company provided working capital, in the form of inventory, in excess of the working capital agreement and during the transition period, there are certain expenses and purchases incurred that are to be netted against funds collected on behalf of the buyer.  At June 30, 2023, there was a receivable balance from the buyer of 845,443, net of a reserve of $1,179,498.

Advance for payroll	$50,000
Operating expense	652,891
Management fees	685,600
Excess working capital	388,565
Accrued Interest	247,885
Subtotal due from Bloomios	$2,024,941
Reserve	1,179,498
Total due from Bloomios	$845,443

For several reasons, including but not limited to the non-payment per the terms of several agreements and the continuous delay in getting the business transitioned, the Company notified Bloomios of its termination of the transition agreement.  Management accrued a reserve on the receivable balance of $1,179,498 leaving a receivable balance of $845,443 on June 30, 2023.  Accrued interest and the gain from the original issue discount were reversed and the remaining balance was expensed to loss from discontinued operations during the year ended June 30, 2023.  For the year ended June 30, 2024, the Company had accrual for wind down expenses of employee compensation, travel expenses and others for the expected shutdown of the facility in Henderson, Nevada after the transition was completed to Bloomios.    The final reconciliation of all these accrued expenses resulting in and over accrual of $71,976 and was recognized as income from discontinued operations for the year ended June 30, 2024.

	Years ended June 30,
	2024		2023
Discontinued Operations
Revenue		$-	$3,042,878
Cost of sales		$-	$1,803,643
Sales, general and administrative expenses		$(71,976)	$1,300,102
Depreciation and amortization	$		$10,576
Income (loss) from discontinued operations, net of tax		$71,976	$(338,418)

The investments originally recorded at the date of the sale were fully reserved as of June 30, 2023.

Investments - Bloomios:

Senior secured convertible debenture, net of unamortized original issue discount	$5,218,209
Series D convertible preferred stock	8,500,000
Convertible Secured Subordinate Promissory Note	5,000,000
Reserve on Investments - Bloomios	(18,718,209)
Total Investments - Bloomios	$-

Senior Secured convertible debenture:

The Company received a senior secured convertible debenture of $4,500,000, net of the original issue discount. The Debentures have a maturity date of October 26, 2024, an interest rate of 10% and are convertible into shares of Bloomios common stock.  The debenture contains customary representations, warranties and indemnification provisions. The Debentures are secured by a senior security interest in all assets of the Company and its subsidiaries.

In addition, the Company received a warrant to purchase shares of Bloomios common stock.  The Company did not place any value on this warrant.  Bloomios has agreed to use commercially reasonable efforts to complete a Qualified Offering within six months of October 26, 2022, to file a registration statement covering the resale of the warrant shares and the underlying shares convertible with the debenture.

Series D convertible preferred stock

We received 85,000 shares of Series D preferred stock.  The preferred shares have a stated value per share of $100 and we are to receive dividends equal to 8.5% per year on a monthly basis, 30 days in arrears, for each month during which the Series D Preferred shares remain outstanding.  The preferred stock shall not receive the declared dividends until the senior secured debentures are all repaid in full for all investors, including the debentures held by the Company.

Convertible Secured Subordinate Promissory Note

The note has an interest rate of eight and one-half percent (8.5%) per annum and requires Bloomios to make a prepayment to the note in the amount equal to 40% of the net proceeds received by Bloomios in connection with any offering of securities conducted in connection with an up listing.  Interest is due monthly and the note is convertible, at the Company’s option, into shares of Bloomios common stock at a conversion price of $5.00 per share subject to adjustments.   The full principal and interest is due on or before October 26, 2024.

The note is secured by a subordinated security interest in all assets of Infusionz pursuant to a certain pledge and security agreement, dated as of October 26, 2022, which security interest shall rank junior to all liens and security interests granted by Bloomios to the senior secured convertible note, which the Company is a holder of a portion of this security.